Losses Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Losses Per Share (Details) [Line Items]
Common stock warrants outstanding	40,828,158	30,752,163
Restricted Stock Units (RSUs) [Member]
Losses Per Share (Details) [Line Items]
Restricted stock units	4,440,067
Restricted Stock [Member]
Losses Per Share (Details) [Line Items]
Restricted shares issued	481,301
Warrant [Member]
Losses Per Share (Details) [Line Items]
Common stock warrants outstanding	8,566,666	381,306
Convertible Preferred Shares [Member]
Losses Per Share (Details) [Line Items]
Common stock warrants outstanding		117,886,982
Common stock shares		121,038,967